Goodwill and Intangible Assets, net - Additional Information (Detail) - LCP Edge Intermediate, Inc. [Member] - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2.9	$ 3.2	$ 11.8	$ 12.4	$ 10.7
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average remaining useful life			10 years
Cost of Sales [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	2.2	2.7	$ 9.5	10.7	9.6
General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0.7	$ 0.5	$ 2.4	$ 1.7	$ 1.1